Consolidated Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated Shareholders' Equity
B.8. Consolidated shareholders’ equity
B.8.1. Share capital
As of June 30, 2025, the share capital was
€
2,455,512,548 and consisted of 1,227,756,274 shares (the total number of shares outstanding) with a par value of
€
2.
Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period

June 30, 2025	10.66	0.868%

December 31, 2024	9.53	0.755%

June 30, 2024	15.33	1.211%

January 1, 2024	13.45	1.063%
A total of 171,150 shares were issued in the first half of 2025 as a result of the exercise of Sanofi stock subscription options.
In addition, 2,682,051 shares vested under Sanofi restricted share plans during the first half of 2025, of which 1,156,205 were fulfilled by issuance of new shares and 1,525,846 by allotment of existing shares free of charge.
B.8.2. Repurchase of Sanofi shares
On April 30, 2024, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 18 months. Under that program, Sanofi repurchased 39,344,633 of its own shares during the first half of 2025 for a total amount of
€
3,988 million.
During the meeting of the Board of Directors on January 29, 2025, the Board authorized Sanofi to repurchase the Company’s shares, for an amount not exceeding
€
5 billion, under the terms and conditions set by the General Meeting of April 30, 2024 in its 19th resolution. As part of this authorization, Sanofi entered into a share buyback agreement with its historical shareholder L’Oréal on February 2, 2025 for the acquisition of
2.34
% of Sanofi’s share capital, equivalent to 29,556,650 shares, for a total amount of approximately
€
3 billion, representing a price of
€
101.50 per share. The conclusion of that agreement was approved by the Board of Directors on the same day prior to the signing of the agreement, and in accordance with the procedure set forth in Articles L.
225-38
et seq. of the French Commercial Code.
On April 30, 2025, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 18 months. Sanofi did not use that authorization during the first half of 2025.
B.8.3. Reduction in share capital
During the first half of 2025, treasury shares amounting to
€
3,868 million were cancelled further to decisions taken by the Sanofi Board of Directors on March 13, 2025 and April 23, 2025.
Those reductions have no impact on shareholders’ equity, except for the impact of the tax on share cancellations.
B.8.4. Restricted share plans
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. to the consolidated financial statements for the year ended December 31, 2024. The principal features of the plans awarded in 2025 are set forth below:

2025

Type of plan	Performance share plan

Date of Board meeting approving the plan	30 April, 2025

Total number of shares subject to a 3-year service period	4,021,370

Of which with no market condition	2,599,478

Fair value per share awarded (a)	€ 83.94

Of which with market conditions	1,421,892

Fair value per share awarded other than to the Chief Executive Officer (1,331,892 shares in total) (b)	€ 79.25

Fair value per share awarded to the Chief Executive Officer (90,000 shares) (b)	€ 75.10

Fair value of plan at the date of grant (€ million)	331

(a)	Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.
(b)	Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.

The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	June 30, 2025	June 30, 2024

Total expense for restricted share plans ( € million)	146	128

Number of shares not yet fully vested	11,550,347	11,192,984

Under 2025 plans	4,020,451	—

Under 2024 plans	4,110,089	4,498,109

Under 2023 plans	3,313,588	3,652,352

Under 2022 plans	106,219	3,031,060

Under 2021 plans	—	11,463
B.8.5. Capital increases
On January 29, 2025, the Sanofi Board of Directors approved a capital increase reserved for employees, offering the opportunity for them to subscribe for new Sanofi shares at a price of
€
72.97 per share. The subscription period was open from June 10 through June 30, 2025. Sanofi employees subscribed for a total of 2,260,776 shares, and this capital increase was supplemented by the immediate issuance of a further 116,794 shares for the employer’s contribution. The total expense recognized for this capital increase in the first half of 2025 was
€
31 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.
On January 31, 2024, the Sanofi Board of Directors approved a capital increase reserved for employees, offering the opportunity for them to subscribe for new Sanofi shares at a price of
€
72.87 per share. The subscription period was open from June 4 through June 24, 2024. Sanofi employees subscribed for a total of 2,124,445 shares, and this capital increase was supplemented by the immediate issuance of a further 119,951 shares for the employer’s contribution. The total expense recognized for this capital increase in the first half of 2024 was
€
45 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.
B.8.6. Stock subscription option plans
No stock subscription option plans were awarded in the first half of 2025 or in 2024.
No further stock option plan expenses were recognized through equity in either the first half of 2025 or 2024.
The table below provides summary information about options outstanding and exercisable as of June 30, 2025:

Range of exercise prices per share	Outstanding			Exercisable
	Number of options	Weighted average residual life (years)	Weighted average exercise price per share ( € )	Number of options	Weighted average exercise price per share ( € )

From € 60.00 to € 70.00 per share	168,784	2.84	65.84	168,784	65.84

From € 70.00 to € 80.00 per share	299,250	2.98	76.48	299,250	76.48

From € 80.00 to € 90.00 per share	257,010	1.86	88.97	257,010	88.97

Total	725,044			725,044
B.8.7. Number of shares used to compute diluted earnings per share
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

( € million)	June 30, 2025 (6 months)	June 30, 2024 (6 months)

Average number of shares outstanding	1,225.5	1,249.4

Adjustment for stock options with dilutive effect	0.1	0.1

Adjustment for restricted shares	5.1	4.3

Average number of shares used to compute diluted earnings per share	1,230.7	1,253.8
As of June 30, 2025, December 31, 2024 and June 30, 2024, all stock options were taken into account in computing diluted earnings per share because they all had a dilutive effect.

B.8.8. Other comprehensive income
Movements within other comprehensive income are shown below:

( € million)	June 30, 2025 (6 months)	June 30, 2024 (6 months)

Actuarial gains/(losses):

• Actuarial gains/(losses) excluding investments accounted for using the equity method	105	235

• Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	1	—

• Tax effects	(25)	(57)

Equity instruments included in financial assets and financial liabilities:

• Change in fair value (excluding investments accounted for using the equity method)	222	(10)

• Change in fair value (investments accounted for using the equity method, net of taxes)	—	—

• Equity risk hedging instruments designated as fair value hedges	—	—

• Tax effects	(60)	(2)

Items not subsequently reclassifiable to profit or loss	243	166

Debt instruments included in financial assets:

• Change in fair value (excluding investments accounted for using the equity method) (a)	3	(5)

• Change in fair value (investments accounted for using the equity method, net of taxes)	—	—

• Tax effects	—	1

Cash flow hedges and fair value hedges:

• Change in fair value (excluding investments accounted for using the equity method) (b)	(23)	(4)

• Change in fair value (investments accounted for using the equity method, net of taxes)	—	1

• Tax effects	6	1

Change in currency translation differences:

• Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method) (c)	(5,266)	1,167

• Currency translation differences (investments accounted for using the equity method)	(26)	(1)

• Hedges of net investments in foreign operations	390	(126)

• Tax effects	(101)	33

Items subsequently reclassifiable to profit or loss	(5,017)	1,067

(a)	Includes reclassifications to profit or loss: immaterial over all periods.
(b)	Includes reclassifications to profit or loss: €2 million in the first half of 2025, immaterial in the first half of 2024.
(c)	Currency translation differences on foreign subsidiaries are mainly due to the appreciation of the US dollar.

Includes reclassifications to profit or loss: a €459 million loss in the first half of 2025 relating to the deconsolidation of Opella (see Note B.1.)., a €5 million profit in 2024, and immaterial in the first half of 2024.